Borrowings - Senior Secured Revolving Credit Facility (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Jun. 02, 2015	Jun. 01, 2015
Senior secured revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,000,000,000			$ 1,250,000,000.00	$ 1,000,000,000
Amount outstanding	10,000,000	$ 0
Letters of credit outstanding amount	43,000,000	$ 46,000,000
Remaining borrowing capacity	$ 964,000,000		$ 1,000,000,000
Weighted average interest rate	5.14%	5.25%
Unused capacity, commitment fee percentage	0.75%	0.75%
Senior secured revolving credit facility | Federal funds effective base rate
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Letters of credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 500,000,000		250,000,000
Letters of credit outstanding amount	$ 43,000,000		$ 41,000,000